Statements of Assets and Liabilities (Unaudited) - USD ($) $ in Thousands		Mar. 31, 2018		Aug. 24, 2017
Assets
Investment in gold bullion, at fair value		$ 14,548	[1],[2]	$ 2,578	[3],[4]
Total Assets		14,548	[2]	2,578
Liabilities
Fees payable to Sponsor	[2]	2
Total Liabilities		2	[2]	0
Net Asset	[2],[3]	$ 14,546		$ 2,578	[5]
Shares issued and outstanding	[2],[6]	110,000
Net asset value per Share outstanding		$ 132.23	[2]	$ 128.90

[1]	Cost of investment in gold bullion: $14,401.
[2]	No comparative has been provided as operations commenced on August 24, 2017. See Note 1.
[3]	Operations commenced on August 24, 2017. See Note 1.
[4]	The amount represents the initial deposit made on August 24, 2017
[5]	The amount represents the initial deposit
[6]	No par value, unlimited amount authorized